Intangible Assets (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Cost
Beginning balance, intangible assets cost	[1]	£ 65,473
Ending balance, intangible assets cost		127,797	£ 65,473	[1]
Amortisation
Beginning balance, intangible assets accumulated depreciation	[1]	(65,473)
Ending balance, intangible assets accumulated depreciation		(127,797)	(65,473)	[1]
Intangible assets		127,797	65,473	[1]
Client relationship
Cost
Beginning balance, intangible assets cost		65,342
Ending balance, intangible assets cost		118,772	65,342
Amortisation
Beginning balance, intangible assets accumulated depreciation		(65,342)
Ending balance, intangible assets accumulated depreciation		(118,772)	(65,342)
Intangible assets		118,772	65,342
Computer software and licenses
Cost
Beginning balance, intangible assets cost		26
Ending balance, intangible assets cost		9	26
Amortisation
Beginning balance, intangible assets accumulated depreciation		(26)
Ending balance, intangible assets accumulated depreciation		(9)	(26)
Intangible assets		9	26
Non-compete agreement
Cost
Beginning balance, intangible assets cost		0
Ending balance, intangible assets cost			0
Amortisation
Beginning balance, intangible assets accumulated depreciation		0
Ending balance, intangible assets accumulated depreciation			0
Intangible assets			0
Supplier relationships
Cost
Beginning balance, intangible assets cost		32
Ending balance, intangible assets cost		8	32
Amortisation
Beginning balance, intangible assets accumulated depreciation		(32)
Ending balance, intangible assets accumulated depreciation		(8)	(32)
Intangible assets		8	32
Software own work capitalised
Cost
Beginning balance, intangible assets cost		73
Ending balance, intangible assets cost		9,008	73
Amortisation
Beginning balance, intangible assets accumulated depreciation		(73)
Ending balance, intangible assets accumulated depreciation		(9,008)	(73)
Intangible assets		9,008	73
Cost
Cost
Beginning balance, intangible assets cost		110,111	89,499
Additions		60	5
On acquisition of subsidiaries		77,771	23,242
Disposals		(153)	(282)
Effect of foreign exchange translations		(409)	(2,353)
Ending balance, intangible assets cost		187,380	110,111
Amortisation
Beginning balance, intangible assets accumulated depreciation		(110,111)	(89,499)
Disposals		153	282
Effect of foreign exchange translations		(409)	(2,353)
Ending balance, intangible assets accumulated depreciation		(187,380)	(110,111)
Intangible assets		187,380	110,111
Cost | Client relationship
Cost
Beginning balance, intangible assets cost		108,173	87,273
Additions		0	0
On acquisition of subsidiaries		68,393	23,242
Disposals		0	0
Effect of foreign exchange translations		(404)	(2,342)
Ending balance, intangible assets cost		176,162	108,173
Amortisation
Beginning balance, intangible assets accumulated depreciation		(108,173)	(87,273)
Disposals		0	0
Effect of foreign exchange translations		(404)	(2,342)
Ending balance, intangible assets accumulated depreciation		(176,162)	(108,173)
Intangible assets		176,162	108,173
Cost | Computer software and licenses
Cost
Beginning balance, intangible assets cost		657	798
Additions		60	5
On acquisition of subsidiaries		0	0
Disposals		(153)	(142)
Effect of foreign exchange translations		(8)	(4)
Ending balance, intangible assets cost		556	657
Amortisation
Beginning balance, intangible assets accumulated depreciation		(657)	(798)
Disposals		153	142
Effect of foreign exchange translations		(8)	(4)
Ending balance, intangible assets accumulated depreciation		(556)	(657)
Intangible assets		556	657
Cost | Non-compete agreement
Cost
Beginning balance, intangible assets cost		0	146
Additions			0
On acquisition of subsidiaries			0
Disposals			(140)
Effect of foreign exchange translations			(6)
Ending balance, intangible assets cost			0
Amortisation
Beginning balance, intangible assets accumulated depreciation		0	(146)
Disposals			140
Effect of foreign exchange translations			(6)
Ending balance, intangible assets accumulated depreciation			0
Intangible assets			0
Cost | Supplier relationships
Cost
Beginning balance, intangible assets cost		120	120
Additions		0	0
On acquisition of subsidiaries		0	0
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets cost		120	120
Amortisation
Beginning balance, intangible assets accumulated depreciation		(120)	(120)
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets accumulated depreciation		(120)	(120)
Intangible assets		120	120
Cost | Software own work capitalised
Cost
Beginning balance, intangible assets cost		1,161	1,162
Additions		0	0
On acquisition of subsidiaries		9,378	0
Disposals		0	0
Effect of foreign exchange translations		3	(1)
Ending balance, intangible assets cost		10,542	1,161
Amortisation
Beginning balance, intangible assets accumulated depreciation		(1,161)	(1,162)
Disposals		0	0
Effect of foreign exchange translations		3	(1)
Ending balance, intangible assets accumulated depreciation		(10,542)	(1,161)
Intangible assets		10,542	1,161
Depreciation
Cost
Beginning balance, intangible assets cost		(44,638)	(33,310)
Disposals		152	282
Effect of foreign exchange translations		(376)	(857)
Ending balance, intangible assets cost		(59,583)	(44,638)
Amortisation
Beginning balance, intangible assets accumulated depreciation		44,638	33,310
Charge for the year		15,473	12,467
Disposals		(152)	(282)
Effect of foreign exchange translations		(376)	(857)
Ending balance, intangible assets accumulated depreciation		59,583	44,638
Intangible assets		(59,583)	(44,638)
Depreciation | Client relationship
Cost
Beginning balance, intangible assets cost		(42,831)	(31,430)
Disposals		0	0
Effect of foreign exchange translations		(396)	(845)
Ending balance, intangible assets cost		(57,390)	(42,831)
Amortisation
Beginning balance, intangible assets accumulated depreciation		42,831	31,430
Charge for the year		14,955	12,246
Disposals		0	0
Effect of foreign exchange translations		(396)	(845)
Ending balance, intangible assets accumulated depreciation		57,390	42,831
Intangible assets		(57,390)	(42,831)
Depreciation | Computer software and licenses
Cost
Beginning balance, intangible assets cost		(631)	(740)
Disposals		152	142
Effect of foreign exchange translations		43	(4)
Ending balance, intangible assets cost		(547)	(631)
Amortisation
Beginning balance, intangible assets accumulated depreciation		631	740
Charge for the year		25	37
Disposals		(152)	(142)
Effect of foreign exchange translations		43	(4)
Ending balance, intangible assets accumulated depreciation		547	631
Intangible assets		(547)	(631)
Depreciation | Non-compete agreement
Cost
Beginning balance, intangible assets cost		0	(146)
Disposals			140
Effect of foreign exchange translations			(6)
Ending balance, intangible assets cost			0
Amortisation
Beginning balance, intangible assets accumulated depreciation		0	146
Charge for the year			0
Disposals			(140)
Effect of foreign exchange translations			(6)
Ending balance, intangible assets accumulated depreciation			0
Intangible assets			0
Depreciation | Supplier relationships
Cost
Beginning balance, intangible assets cost		(88)	(64)
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets cost		(112)	(88)
Amortisation
Beginning balance, intangible assets accumulated depreciation		88	64
Charge for the year		24	24
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets accumulated depreciation		112	88
Intangible assets		(112)	(88)
Depreciation | Software own work capitalised
Cost
Beginning balance, intangible assets cost		(1,088)	(930)
Disposals		0	0
Effect of foreign exchange translations		(23)	(2)
Ending balance, intangible assets cost		(1,534)	(1,088)
Amortisation
Beginning balance, intangible assets accumulated depreciation		1,088	930
Charge for the year		469	160
Disposals		0	0
Effect of foreign exchange translations		(23)	(2)
Ending balance, intangible assets accumulated depreciation		1,534	1,088
Intangible assets		£ (1,534)	£ (1,088)

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).